ALTERMAN INVESTMENT FUND, INC.

                              FINANCIAL STATEMENTS

                      SIX MONTHS ENDED OCTOBER 31, 1997 AND
                            YEAR ENDED APRIL 30, 1997

495152.1

                         ALTERMAN INVESTMENT FUND, INC.
                        SIX MONTHS ENDED OCTOBER 31, 1997
                          AND YEAR ENDED APRIL 30, 1997



                                TABLE OF CONTENTS


FINANCIAL STATEMENTS:

    Statement of Assets and Liabilities...................................     1
    Portfolio of Investments in Securities of Unaffiliated Issuers........   2-7
    Statements of Stockholders' Equity (Net Assets).......................     8
    Statements of Operations..............................................     9
    Statements of Changes in Net Assets...................................    10
    Notes to Financial Statements......................................... 11-12
    Selected Per Share Data and Ratios....................................    13

495152.1

                         Alterman Investment Fund, Inc.
                       Statement of Assets and Liabilities
                       October 31, 1997 and April 30, 1997

ASSETS:                                                October 31, 1997                    April 30, 1997
                                                  --------------------------          ---------------------
   Investment Securities at Market Value
   (cost $21,556,020 and $21,490,783)                    $22,207,749                        $21,742,103
   Interest Receivable                                       368,374                            381,539
   Cash                                                       25,018                             16,594
   Prepaid Expenses                                           11,581                              5,506
                                                          ----------                         ----------
   Total Assets                                          $22,612,722                        $22,145,742
                                                          ----------                         ----------
LIABILITIES:
   Dividends Payable (Note E)                                236,331                            236,331
   Advisory and Service Fees Payable                          14,973                              5,843
                                                             -------                            -------
   Total Liabilities                                         251,304                            242,174
                                                             -------                            -------
NET ASSETS:
   (Equivalent to $28.30 and $27.80 per share
   based on 787,769 shares of common stock
   outstanding in both periods)                          $22,361,418                        $21,903,568
                                                          ==========                         ==========


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.

Portfolio of Investments in Securities of Unaffiliated Issuers
October 31, 1997 and April 30, 1997

                                           10/31/97                 10/31/97               4/30/97                  4/30/97
                SECURITY                   PRINCIPAL                MARKET                 PRINCIPAL                MARKET
---------------------------------    -------------------      -----------------      -------------------      ----------------
Albany-Dougherty Cnty GA
Dtd 3/1/97 5.10% 1/1/07                     $ 200,000              $ 204,952                $ 200,000             $ 199,234

Athens, GA W/S Rev
Dtd 5/1/81 10.0% 7/1/01                     $ 140,000              $ 167,103                $ 140,000             $ 167,138

Bartow Co. GA S/D
Dtd 11/1/93 5.20% 5/1/07                    $ 250,000              $ 257,665

Carroll Co. GA City Hosp Auth
Dtd 10/1/86 7.0% 7/1/99                     $  20,000              $  20,348                $  20,000             $  20,448

Chatham Co. GA
Dtd 11/1/95 5.3% 8/1/09                     $ 200,000              $ 206,392                $ 200,000             $ 199,840

Cherokee Co GA Sch Dist
Dtd 11/1/93 4.3% 2/1/99                     $ 150,000              $ 150,746                $ 150,000             $ 149,688

Clark Co. GA Hosp Auth
Dtd 1/1/93 5.50% 1/1/00                     $ 500,000              $ 514,970                $ 500,000             $ 511,025

Clayton Co., GA W/S Auth
Dtd 4/1/72 6.1% 5/1/01                      $ 175,000              $ 181,939                $ 175,000             $ 181,216

Clayton Co., GA W/S Auth
Dtd 4/1/72 6.1% 5/1/00                      $ 310,000              $ 322,292                $ 310,000             $ 321,234

Clayton Co., GA Hosp Auth
Dtd 8/1/91 6.8% 8/1/04                      $ 505,000              $ 555,197                $ 505,000             $ 546,521

Cobb Co., GA Sch Dist
Dtd 12/1/89 6.7% 2/1/02                     $ 200,000              $ 210,518                $ 200,000             $ 211,332

Cobb Co. GA W/S Rev
Dtd 3/1/93 4.6% 7/1/00                      $ 200,000              $ 203,148                $ 200,000             $ 200,256

Cobb Ct. GA Sch. Dist
Dtd 7/1/95 5.0% 2/1/03                      $ 300,000              $ 309,756                $ 300,000             $ 301,464


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.

Portfolio of Investments in Securities of Unaffiliated Issuers
October 31, 1997 and April 30, 1997

                                               10/31/97             10/31/97               4/30/97                  4/30/97
                SECURITY                       PRINCIPAL            MARKET                 PRINCIPAL                MARKET
---------------------------------          -------------------  -----------------      -------------------      ----------------
Cobb Co. GA Kennestone Dev.
Dtd 7/1/92 5.5% 4/01/04                   $ 500,000              $ 526,155                $ 500,000             $ 511,225

College Park, GA Bus, & Indl.
Dtd 9/1/85 8.8% 9/1/97                                                                    $ 200,000             $ 203,244

Columbia Co GA Sch Dist.
Dtd 1/1/94 4.5% 4/1/02                    $ 385,000              $ 388,977                $ 385,000             $ 378,159

Columbus GA W/S Rev
Dtd 6/1/80 8.0% 5/1/00                    $ 300,000              $ 327,756                $ 300,000              $327,690

Columbus, GA W/S
Dtd 6/1/88 7.0% 5/1/98                    $ 100,000              $ 101,515                $ 100,000             $ 102,761

Columbus, GA W/S
Dtd 11/1/85 7.8% 5/1/97                                                                   $ 390,000             $ 390,043

Columbus, GA Hosp. Auth
Dtd 6/1/93 5.20% 6/1/04                   $ 320,000              $ 330,419                $ 320,000             $ 319,984

Columbus, GA W/S
Dtd 5/1/92 6.30% 5/1/07                   $ 505,000              $ 552,904                $ 505,000             $ 539,906

Coweta Co GA Bd of Ed
Dtd 9/1/92 5.25% 8/1/99                   $ 200,000              $ 204,374                $ 200,000             $ 203,122

Coweta Co. GA Sch Dist
Dtd 1/1/93 5.10% 2/1/00                   $ 300,000              $ 306,885                $ 300,000             $ 303,969

DeKalb Cty GA
Dtd 11/1/95 5.0% 11/1/06                  $ 755,000              $ 780,428                $ 755,000             $ 751,051

DeKalb Co. GA
Dtd 6/1/90 7.15% 1/1/07                   $ 310,000              $ 335,405                 $310,000             $ 335,191

DeKalb Co. GA Sch Dist
Dtd 2/1/93 4.5% 7/1/99                    $ 400,000              $ 403,816                $ 400,000              $400,796

495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.

Portfolio of Investments in Securities of Unaffiliated Issuers
October 31, 1997 and April 30, 1997

                                           10/31/97                 10/31/97               4/30/97                  4/30/97
                SECURITY                   PRINCIPAL                MARKET                 PRINCIPAL                MARKET
---------------------------------      -------------------      -----------------      -------------------      ----------------
DeKalb Co GA Sch Dist
Dtd 2/1/93 5.6% 7/01/09                  $ 300,000              $ 315,771                $ 300,000             $ 306,159

DeKalb Co. GA G.O.
Dtd 6/1/93 5.3% 1/1/01                   $ 395,000              $ 408,920                $ 395,000             $ 403,678

DeKalb Co. GA G.O.
Dtd 11/1/91 5.8% 1/1/02                  $ 150,000              $ 159,077                $ 150,000             $ 156,260

Douglas Co., GA Sch Dist
Dtd 5/1/95 5.25% 1/1/05                  $ 195,000              $ 203,984                $ 195,000             $ 197,564

Fayette Cnty GA W/S
Dtd 1/1/97 5% 10/1/08                    $ 255,000              $ 261,245                $ 255,000             $ 250,423

Floyd Cty GA Hosp Auth
Dtd 12/1/93 5.1% 7/01/06                 $ 475,000              $ 488,314                $ 475,000             $ 470,511

Forsyth Co. GA Sch Dist
Dtd 11/1/95 5.25% 7/1/09                 $ 200,000              $ 206,882                $ 200,000             $ 199,628

Fulton Co. GA Bldg Auth Rev
Dtd 10/1/91 5.6% 1/1/99                  $ 200,000              $ 203,946                $ 200,000             $ 203,902

Fulton Co. GA Hosp Auth
Northside Hosp
Dtd 1/1/84 10.0% 6/1/99                  $  15,000              $  15,519                $  30,000             $  31,461

Fulton Co GA Hosp Auth
Dtd 1/1/94 4.60% 10/1/02                 $ 250,000              $ 253,728                $ 250,000             $ 245,573

Georgia St G.O.
Dtd 11/1/90 6.8% 11/1/04                 $ 200,000              $ 218,520                $ 200,000             $ 216,954

Georgia St. G.O.
Dtd 7/1/93 4.40% 7/1/01                  $ 270,000              $ 272,994                $ 270,000             $ 267,030

Griffin Spaulding Co. GA S/D
Dtd 12/1/96 5.05% 2/1/07                 $ 250,000              $ 254,828                $ 250,000             $ 248,080

495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.

Portfolio of Investments in Securities of Unaffiliated Issuers
October 31, 1997 and April 30, 1997

                                           10/31/97                 10/31/97               4/30/97                  4/30/97
                SECURITY                   PRINCIPAL                MARKET                 PRINCIPAL                MARKET
---------------------------------      -------------------      -----------------      -------------------      ----------------
Gwinnett Co GA Sch Dist
Dtd 4/1/92 5.75% 2/1/99                   $ 320,000              $ 327,389                $ 320,000             $ 327,670

Gwinnett Co. GA Rec Auth
Dtd 12/1/92 5.10% 2/1/00                  $ 200,000              $ 204,590                $ 200,000             $ 202,646

Gwinnett Co W/S
Dtd 6/1/93 5.05% 8/01/04                  $ 225,000              $ 233,444                $ 225,000             $ 226,339

Hall Co. GA School Dist
Dtd 5/1/92 6.0% 12/1/03                   $ 150,000              $ 162,848                $ 150,000             $ 158,237

Henry Co. GA Hosp Auth
Dtd 7/1/86 7.75% 7/1/02

Henry Co. GA Sch Dist
Dtd 5/1/94 5.5% 8/1/02                    $ 750,000              $ 790,875                $ 750,000             $ 772,658

Houston Co. GA Hosp Auth
Dtd 4/1/88 7.2% 3/1/98                    $ 200,000              $ 202,226                $ 200,000             $ 205,332

Houston Co. GA Sch Dist
Dtd 11/1/96 5.05% 3/1/08                  $ 250,000              $ 253,953                $ 250,000             $ 245,485

LaGrange GA W/S
Dtd 10/1/86 6.15% 1/1/97

LaGrange GA W/S
Dtd 9/1/90 6.9% 1/1/01                    $ 400,000              $ 430,116                $ 400,000              $429,288

Macon GA W/S Rev
Dtd 3/1/72 5.7% 6/1/97                                                                    $ 280,000             $ 280,459

Macon GA W/S Rev
Dtd 2/1/94 4.5% 10/1/02                   $ 250,000              $ 252,628                $ 250,000             $ 244,700

Marietta GA G.O. Sch Bds
Dtd 1/1/81 9.3% 1/1/01                    $ 300,000              $ 344,808                $ 300,000             $ 344,751

Marietta GA G.O.
Dtd 3/1/93 5.0% 1/1/00                    $ 275,000              $ 280,352                $ 275,000             $ 277,648


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.

Portfolio of Investments in Securities of Unaffiliated Issuers
October 31, 1997 and April 30, 1997

                                           10/31/97                 10/31/97               4/30/97                  4/30/97
                SECURITY                   PRINCIPAL                MARKET                 PRINCIPAL                MARKET
---------------------------------      -------------------      -----------------      -------------------      ----------------
Marietta GA G.O.
3/1/93 5.0% 1/1/01                          $ 235,000              $ 240,927                $ 235,000             $ 237,096

Metro Atl Rapid Trans Auth
Dtd 1/1/89 7.2% 7/01/03                     $ 250,000              $ 260,300                $ 250,000             $ 263,125

Metro Atl Rapid Trans Auth
Dtd 1/1/89 7.3% 7/1/05                      $ 640,000              $ 666,304                $ 640,000             $ 673,485

Metro Atl Rapid Trans Auth
Dtd 5/1/92 5.6% 7/1/00                      $ 180,000              $ 187,020                $ 180,000             $ 185,058

Muscogee Co. GA Sch Dist
Dtd 8/1/93 4.25% 11/1/99                    $ 300,000              $ 301,884                $ 300,000             $ 298,593

Newton Co. GA Sch Dist
Dtd 8/1/86 6.1% 2/1/01                                                                      $ 200,000             $ 202,012

Paulding Co. GA
Dtd 6/1/93 5.55% 8/1/09                     $ 300,000              $ 309,225                $ 300,000             $ 301,644

Prvt Colleges/Univ GA-Emory
Dtd 1/1/92 5.75% 10/1/02                    $ 200,000              $ 213,452                $ 200,000             $ 208,190

Richmond Co. GA
Dtd 12/1/96 4.90% 10/1/08                   $ 250,000              $ 252,645                $ 250,000             $ 241,048

Richmond Co. GA Sch Dist
Dtd 1/1/97 5.55% 11/1/10                    $ 320,000              $ 320,823                $ 320,000             $ 319,397

Rockdale Co GA Sch Dist GO
Dtd 6/1/93 4.75% 1/1/01                     $ 225,000              $ 229,088                $ 225,000             $ 225,135

Rockdale Co GA Sch Dist
12/1/94 6.0% 1/1/04                         $ 250,000              $ 270,540                $ 250,000             $ 263,575

Rockdale Co. GA W/S
Dtd 11/1/96 4.70% 7/1/06                    $ 250,000              $ 252,683                $ 250,000             $ 240,780


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.

Portfolio of Investments in Securities of Unaffiliated Issuers
October 31, 1997 and April 30, 1997

                                           10/31/97                 10/31/97               4/30/97                  4/30/97
                SECURITY                   PRINCIPAL                MARKET                 PRINCIPAL                MARKET
---------------------------------      -------------------      -----------------      -------------------      ----------------
Savannah GA W/S
Dtd 10/01/97 4.65% 12/1/08              $   500,000            $   496,475

Savannah GA DownTown Auth
Dtd 11/1/90 6.625% 8/1/03               $   200,000            $   207,994              $   200,000          $    209,412

Savannah GA DownTown Auth
Dtd 9/1/95 4.8% 8/1/06                  $   760,000            $   771,742              $   760,000          $    737,078

Savannah GA Economic Dev.
Auth
Dtd 8/1/95 5.2% 9/01/04                 $   500,000            $   518,870              $   500,000          $    502,690

Savannah GA Economic Dev.
Auth
Dtd 5/1/95 5.85% 1/01/09
Call 1/1/04 @ 102.06                    $   515,000            $   550,494              $   515,000           $   531,696

S. Fulton Muni. Reg. Jail Auth
Dtd 5/1/07 5.55% 12/1/10                $   225,000            $   237,870

Tift Co. GA Dev. Auth
Dtd 2/1/94 5.25% 2/1/08
Call 2/1/04 @ 102                       $   300,000            $   308,673              $   300,000           $   297,786

Troup Co. GA Sch Dist
Dtd 6/1/94 5.125% 7/1/03                $   500,000            $   520,010              $   500,000           $   504,835

Federated GA. Muni
Cash Trust                              $   328,413            $   328,413              $   160,261           $   160,261

Warner Robbins GA W/S
Dtd 3/1/92 5.6% 7/1/99                  $   440,000            $   451,700              $   440,000           $   450,234
                                         -----------            -----------              -----------           -----------
TOTAL (NOTE F)                          $21,368,413            $22,207,749              $21,310,261           $21,742,103


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.
                        Statement of Stockholders Equity
                                  (Net Assets)
                       October 31, 1997 and April 30, 1997


                                                                           October 31, 1997               April 30, 1997
                                                                        ----------------------        -------------------
Common Stock $2.50 Par Value;
   authorized 800,000 shares;
   issued and outstanding 787,769 shares                                           $ 1,969,423            $ 1,969,423

Additional Paid-In Capital                                                             389,555                389,555

Net Assets Transferred at 1980 Reorganization                                       17,957,417             17,957,417
Undistributed net investment income
   (net of cumulative dividends paid since 1980 reorganization of $24,637,868 and $23,928,876 at October 31, 1997 and
   April 30, 1997, respectively)                                                       714,372                688,313

Realized gain on investments (net of cumulative capital gain distributions paid since 1980 reorganization of $688,440 at
   October 31, 1997 and April 30, 1997, respectively.)                                 678,922                647,540

Unrealized appreciation of investments                                                 651,729                251,320
                                                                                    ----------             ----------
NET ASSETS                                                                         $22,361,418            $21,903,568
                                                                                    ==========             ==========


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.
                             Statement of Operations
            Six Months Ended Oct. 31, 1997 Year Ended April 30, 1997


                                                                                October 31, 1997       April 30, 1997
                                                                             --------------------    ----------------
INVESTMENT INCOME-INTEREST                                                          $  574,654      $ 1,173,989

EXPENSES:
   Legal, Accounting, Auditing fees (Note D)                                            20,493           40,203
   Investment Advisory Fees (Note C)                                                    12,450           24,520
   Custodian Fees (Note C)                                                               3,780            6,343
   Transfer Agent Fees                                                                   3,499            6,973
   Directors' Fees (Note D)                                                              6,400           12,400
   Taxes and Licenses                                                                    4,371            9,186
   Office Rent and Expenses                                                             15,693           23,722
   Other                                                                                   924           18,096
                                                                                     ---------        ----------
   Total Expenses                                                                       75,934          141,443
                                                                                     ---------        ----------
NET INVESTMENT INCOME                                                                  498,720        1,032,546
                                                                                     ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
   Realized Gain or Loss from Security Transactions:
   Proceeds from Sale/Maturity of Securities                                         1,087,000        3,229,483
   Cost of Securities Sold and Matured                                               1,055,618        3,188,235
                                                                                     ---------        ---------
   Net Realized Gain                                                                    31,382           41,248
                                                                                     ---------        ---------
   Unrealized Appreciation or (Depreciation) of Investments:
   Beginning of Period                                                                 251,320          503,279
   End of Period                                                                       651,729          251,320
                                                                                     ---------        ---------
   Net Unrealized Appreciation or (Depreciation)                                       400,409        (251,959)
                                                                                     ---------        ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS                                                                            431,791        (210,711)
                                                                                     ---------        ---------
NET INCOME-NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                           $  930,511       $  821,835
                                                                                     =========        =========
NET INCOME PER SHARE                                                                $     1.18       $     1.04
(Based on 787,769 Shares Outstanding during both periods)


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.
                       Statements of Changes in Net Assets
                                Six Months Ended
                 October 31, 1997 and Year Ended April 30, 1997


                                                                   October 31, 1997         April 30, 1997
                                                               ----------------------    -------------------
INCREASE OR (DECREASE) IN NET ASSETS

From Operations:
   Net Investment Income                                               $   498,720           $  1,032,546
   Net Realized Gain on Investments                                         31,382                 41,248
   Change in Unrealized appreciation of Investments                        400,409              (251,959)
                                                                        ----------            -----------
   Net Increase in Net Assets Resulting from Operations                    930,511                821,835

Distributions to Stockholders from:
   Net Investment Income ($.60) and ($1.35) per share for six
   months ended 10/31/97 and year ended 4/30/97                            472,661            (1,063,488)
                                                                        ----------             ----------
Total Increase or (Decrease) in Net Assets                                 457,850              (241,653)

NET ASSETS - BEGINNING OF YEAR                                          21,903,568             22,145,221
                                                                        ----------             ----------
NET ASSETS - END OF PERIOD                                            $ 22,361,418           $ 21,903,568
                                                                        ----------             ----------


495152.1
                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                      SIX MONTHS ENDED OCTOBER 31, 1997 AND
                            YEAR ENDED APRIL 30, 1997

NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Alterman Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a closed-end regulated investment company. The following is a summary of significant accounting policies consistently followed by the Company in preparation of its financial statements.

Income Taxes

It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of at least 90% of its net investment income, if any, to its stockholders. The Company also distributes all of its taxable net capital gains, if any, to its stockholders. Therefore, no federal income or excise tax provisions have been made.

Securities and Security Transactions

Investment securities are valued at the mean between the last reported bid and asked prices. As is common in the industry, security transactions are accounted for as of the trade date. Cost of securities sold is determined by the identified (specific asset) method. Interest income is recorded when earned.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (including maturities but excluding transactions in the short-term tax-free trust and money market fund) aggregated $976,759 and $1,087,000 respectively, for the six months ended October 31, 1997 and $3,542,805 and $3,229,483, respectively, for the year ended April 30, 1997.

NOTE C - INVESTMENT ADVISORY AND CUSTODIAL FEES

Under an Investment Advisor's Agreement with SunTrust Bank, the Company receives investment advice for the investment of its funds in tax-exempt securities. For this service, the bank is paid an annual fee equal to .1125% of the market value of the Company's portfolio securities, payable quarterly. Such fees totaled $12,450 for the six months ended October 31, 1997 and $24,520 for the year ended April 30, 1997, respectively.

Under a Custodian Agreement with Wachovia Bank of Georgia (Wachovia), Wachovia administers the cash and investment securities of the Company. For this service, Wachovia is paid an annual fee pursuant to the terms of its Custodian-Depository Agreement with the Company. Such fees totaled $3,780 for the six months ended October 31, 1997 and $6,343 for the year ended April 30, 1997, respectively.

495152.1
                             See Accompanying Notes

                         ALTERMAN INVESTMENT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                        SIX MONTHS ENDED OCTOBER 31, 1997
                          AND YEAR ENDED APRIL 30, 1997


NOTE D - OFFICER COMPENSATION AND DIRECTORS FEES

Only one officer of the Company receives compensation. His compensation, primarily for accounting services, was $8,928 for the six months ended October 31, 1997 and $17,472 for the year ended April 30, 1997, respectively. The two outside directors, who are not officers of the Company received compensation as outside directors totaling $6,400 for the six months ended October 31, 1997 and $12,400 for the year ended April 30, 1997, respectively. They are the only directors receiving remuneration from the company.

NOTE E - DIVIDENDS

Because the Company is a regulated investment company, the Internal Revenue Code allows it to pass through to its stockholders the tax-free character of its state and municipal interest income if it distributes at least 90% of its net tax-exempt interest income annually. On February 25, 1997, the Board of Directors declared a regular quarterly dividend of $.30 per share aggregating $236,331, payable May 1, 1997 to stockholders of record on April 15, 1997, in order to meet the 90% pay out requirement for fiscal year ended April 30, 1997.

On August 5, 1997, the Board of Directors declared a regular quarterly dividend of $0.30 per share, aggregating $236,331, payable on November 3, 1997, to stockholders of record on October 15, 1997.

NOTE F - FEDERAL INCOME TAX COST, APPRECIATION AND DEPRECIATION OF INVESTMENT SECURITIES

At October 31, 1997, the aggregate cost of investment securities for federal income tax purposes was $21,699,985. At that date net unrealized appreciation for federal income tax purposes was $507,762 of which $574,349 related to appreciated investments securities and $66,587 related to depreciated investment securities.

At April 30, 1997, the aggregate cost of investment securities for federal income tax purposes was $21,658,308. At that date, net unrealized appreciation for federal income tax purposes was $83,795, of which $337,879 related to appreciated investment securities and $254,084 related to depreciated investment securities.

NOTE G - FEDERAL INCOME TAX MATTERS

For federal income tax purposes, the Company realized net capital losses of $35,751 during the year ended April 30, 1997. This amount includes $11,679 of net capital losses incurred between November 1, 1995 and April 30, 1996 and deferred to the fiscal year ended April 30, 1997.


495152.1
                             See Accompanying Notes

                         Alterman Investment Fund, Inc.
             Selected Per Share Data and Ratios for Six Months Ended
                                Oct. 31, 1997 and
                  Years Ended April 30, 1997, 1996, 1995, 1994

Selected Data for Each Share of Capital Stock Outstanding Throughout the Years:

                                                Six Months      Year       Year       Year          Year
                                                   1998         1997       1996       1995          1994
                                                ----------      ----       ----       ----          ----
Investment Income                                $ 0.73       $ 1.49     $ 1.59     $ 1.68        $ 1.77
Less Expenses                                      0.10         0.18       0.18       0.17          0.18
                                                   ----         ----       ----       ----          ----
Net Investment Income                              0.63         1.31       1.41       1.51          1.59

Dividend to Stockholders from Net Investment
   Income                                        (0.60)       (1.35)     (1.50)     (1.60)        (1.95)
Capital Gain Distribution                             -            -          -     (0.11)

Net Realized and Unrealized Gain (Loss)            0.55       (0.27)       0.06     (0.27)        (0.85)
                                                 ------       ------     ------     ------        ------
Net Increase (Decrease) in Net Asset Value         0.58       (0.31)     (0.03)     (0.47)        (1.21)

Net Asset Value:
Beginning of Period                               27.80        28.11      28.14      28.61         29.82
                                                 ------        -----      -----      -----         -----
End of Period                                  $  28.38      $  27.80   $ 28.11    $ 28.14       $ 28.61
                                                  -----        ------     -----      -----         -----
Other Selected Data:
Ratio of Expenses to Average
   Net Assets                                     0.34%        0.64%      0.64%      0.62%         0.60%
Ratio of Net Investment Income
   to Average Net Assets                          2.24%        4.69%      5.02%      5.39%         5.43%
Portfolio Turnover                                   4%          15%        25%         8%           17%

787,769 Shares were outstanding throughout each of the above years.


495152.1
                             See Accompanying Notes